Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	253,531
Proposed Maximum Offering Price per Unit	25.61
Maximum Aggregate Offering Price	$ 6,492,928.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 896.67
Offering Note	(a) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), of ATN International, Inc. (the "Registrant") which become issuable under the ATN International, Inc. 2023 Equity Incentive Plan by reason of any stock dividend, stock splits, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. (b) Estimated solely for purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported by The Nasdaq Stock Market on March 16, 2026.